Simplify Tara India Opportunities ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 94.1%
Communication Services – 4.3%
Bharti Airtel Ltd. ........................................................... 9,118 $ 134,317
Consumer Discretionary – 22.9%
Bajaj Auto Ltd. ............................................................ 1,380 151,368
Campus Activewear Ltd.* ................................................... 10,637 27,357
Tata Motors Ltd. .......................................................... 16,716 198,983
Titan Co. Ltd. ............................................................. 3,343 152,386
UNO Minda Ltd. .......................................................... 12,157 99,811
Zomato Ltd.* ............................................................. 37,990 82,947
712,852
Consumer Staples – 18.7%
Avenue Supermarts Ltd., 144A*(a) ............................................ 2,203 119,540
Bikaji Foods International Ltd. ................................................ 8,966 52,725
Britannia Industries Ltd. .................................................... 1,216 71,605
ITC Ltd. ................................................................. 38,446 197,456
Marico Ltd. ............................................................... 12,613 75,192
Nestle India Ltd. .......................................................... 2,127 66,877
583,395
Financials – 19.3%
Central Depository Services India Ltd. ......................................... 5,775 118,540
ICICI Bank Ltd. ........................................................... 17,476 229,088
IndusInd Bank Ltd. ........................................................ 6,686 124,497
Multi Commodity Exchange of India Ltd. ....................................... 3,191 128,156
600,281
Health Care – 6.8%
Apollo Hospitals Enterprise Ltd. .............................................. 1,672 127,437
JB Chemicals & Pharmaceuticals Ltd. ......................................... 4,255 84,200
211,637
Industrials – 15.5%
Craftsman Automation Ltd. .................................................. 2,127 110,042
Data Patterns India Ltd. .................................................... 2,507 72,803
Indian Railway Catering & Tourism Corp. Ltd. ................................... 7,598 84,696
Titagarh Rail System Ltd. ................................................... 9,846 108,492
Triveni Turbine Ltd. ........................................................ 16,412 105,612
481,645
Information Technology – 6.6%
Infosys Ltd. .............................................................. 4,255 76,427
LTIMindtree Ltd., 144A(a) ................................................... 1,368 81,001
PG Electroplast Ltd.* ....................................................... 2,431 48,444
205,872
Total Common Stocks (Cost $2,923,637) ........................................... 2,929,999
Total Investments – 94.1%
(Cost $2,923,637) ............................................................. $ 2,929,999
Other Assets in Excess of Liabilities – 5.9% ........................................... 182,676
Net Assets – 100.0% ............................................................ $ 3,112,675
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $200,541, which represents 6.4% of net assets as of March 31, 2024.

Simplify Tara India Opportunities ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Industry
% of Net
Assets
Common Stocks ................................................................................. 94.1%
Total Investments ................................................................................ 94.1%
Other Assets in Excess of Liabilities .................................................................. 5.9%
Net Assets ..................................................................................... 100.0%